First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.7%
1,417	General Dynamics Corp.	$487,873
	Beverages — 2.8%
18,792	Coca-Cola (The) Co.	1,480,058
3,280	PepsiCo, Inc.	519,847
		1,999,905
	Capital Markets — 2.7%
2,080	Cboe Global Markets, Inc.	624,187
2,923	CME Group, Inc.	841,298
2,893	Intercontinental Exchange, Inc.	457,354
		1,922,839
	Chemicals — 3.0%
4,064	Corteva, Inc.	329,225
2,308	Ecolab, Inc.	601,465
1,773	Linde PLC	888,521
1,122	Sherwin-Williams (The) Co.	360,846
		2,180,057
	Commercial Services & Supplies — 5.1%
3,826	Cintas Corp.	668,440
5,755	Republic Services, Inc.	1,204,061
6,585	Rollins, Inc.	366,982
4,933	Veralto Corp.	435,091
4,281	Waste Management, Inc.	995,547
		3,670,121
	Communications Equipment — 5.1%
22,376	Cisco Systems, Inc.	2,047,404
3,810	Motorola Solutions, Inc.	1,672,704
		3,720,108
	Consumer Staples Distribution & Retail — 0.9%
642	Costco Wholesale Corp.	651,328
	Containers & Packaging — 0.5%
2,051	Avery Dennison Corp.	336,220
	Diversified Telecommunication Services — 1.0%
15,401	AT&T, Inc.	402,428
6,987	Verizon Communications, Inc.	335,586
		738,014
	Electric Utilities — 5.3%
10,983	Alliant Energy Corp.	806,482
6,663	Duke Energy Corp.	863,192
6,147	Evergy, Inc.	509,217
14,857	FirstEnergy Corp.	706,005
4,443	Pinnacle West Capital Corp.	460,828
Shares	Description	Value

	Electric Utilities (Continued)
4,689	PPL Corp.	$175,556
3,062	Southern (The) Co.	296,095
		3,817,375
	Electrical Equipment — 0.6%
1,963	AMETEK, Inc.	462,287
	Electronic Equipment, Instruments & Components — 2.5%
2,837	Teledyne Technologies, Inc. (a)	1,832,276
	Financial Services — 2.9%
2,439	Berkshire Hathaway, Inc., Class B (a)	1,155,110
888	Mastercard, Inc., Class A	446,593
1,583	Visa, Inc., Class A	522,137
		2,123,840
	Gas Utilities — 1.2%
4,512	Atmos Energy Corp.	857,190
	Ground Transportation — 1.6%
12,296	CSX Corp.	558,607
2,346	Union Pacific Corp.	632,200
		1,190,807
	Health Care Equipment & Supplies — 4.1%
4,603	Abbott Laboratories	417,906
1,753	Becton Dickinson & Co.	261,267
4,857	Edwards Lifesciences Corp. (a)	405,560
8,008	Medtronic PLC	648,408
1,482	ResMed, Inc.	316,866
1,574	STERIS PLC	341,369
1,745	Stryker Corp.	549,902
		2,941,278
	Health Care Providers & Services — 1.4%
883	Cencora, Inc.	271,973
1,301	Labcorp Holdings, Inc.	334,097
1,956	Quest Diagnostics, Inc.	379,855
		985,925
	Health Care REITs — 1.3%
10,998	Ventas, Inc.	966,284
	Hotels, Restaurants & Leisure — 2.6%
739	Domino’s Pizza, Inc.	250,832
4,034	McDonald’s Corp.	1,184,342
3,002	Yum! Brands, Inc.	479,269
		1,914,443

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 1.8%
5,759	Colgate-Palmolive Co.	$491,588
5,491	Procter & Gamble (The) Co.	807,671
		1,299,259
	Industrial Conglomerates — 0.5%
1,639	Honeywell International, Inc.	351,287
	Insurance — 9.7%
9,312	Aflac, Inc.	1,058,495
5,287	Arch Capital Group Ltd. (a)	499,410
2,604	Chubb Ltd.	851,508
3,115	Cincinnati Financial Corp.	509,614
3,697	Globe Life, Inc.	570,447
6,378	Hartford Insurance Group (The), Inc.	872,574
12,007	Loews Corp.	1,352,108
2,825	Marsh & McLennan Cos., Inc.	473,781
2,660	Travelers (The) Cos., Inc.	811,673
		6,999,610
	IT Services — 2.8%
7,689	VeriSign, Inc.	2,065,727
	Machinery — 2.5%
1,723	Illinois Tool Works, Inc.	444,551
1,458	Nordson Corp.	420,560
6,177	Otis Worldwide Corp.	481,065
1,306	Snap-on, Inc.	500,721
		1,846,897
	Multi-Utilities — 5.8%
7,386	Ameren Corp.	839,419
15,029	CenterPoint Energy, Inc.	656,016
8,862	CMS Energy Corp.	680,070
1,575	Consolidated Edison, Inc.	175,597
3,211	DTE Energy Co.	487,077
3,829	NiSource, Inc.	184,864
10,307	WEC Energy Group, Inc.	1,215,607
		4,238,650
	Oil, Gas & Consumable Fuels — 2.5%
2,434	Chevron Corp.	470,516
2,317	Exxon Mobil Corp.	357,583
17,629	Kinder Morgan, Inc.	579,465
4,931	Williams (The) Cos., Inc.	376,285
		1,783,849
	Pharmaceuticals — 1.9%
4,916	Johnson & Johnson	1,129,943
9,899	Pfizer, Inc.	264,303
		1,394,246
	Professional Services — 0.6%
2,039	Automatic Data Processing, Inc.	432,146
Shares	Description	Value

	Residential REITs — 1.2%
6,660	Mid-America Apartment Communities, Inc.	$860,339
	Retail REITs — 5.1%
7,638	Federal Realty Investment Trust	847,054
24,349	Realty Income Corp.	1,564,180
16,940	Regency Centers Corp.	1,318,779
		3,730,013
	Software — 9.3%
82,735	Gen Digital, Inc.	1,595,958
4,538	Microsoft Corp.	1,850,506
10,907	PTC, Inc. (a)	1,486,624
5,109	Roper Technologies, Inc.	1,812,724
		6,745,812
	Specialized REITs — 2.1%
53,335	VICI Properties, Inc.	1,557,382
	Specialty Retail — 4.3%
75	AutoZone, Inc. (a)	277,802
1,236	Home Depot (The), Inc.	406,397
1,327	Lowe’s Cos., Inc.	316,874
5,535	O’Reilly Automotive, Inc. (a)	550,179
1,865	Ross Stores, Inc.	424,829
7,219	TJX (The) Cos., Inc.	1,131,578
		3,107,659
	Technology Hardware, Storage & Peripherals — 2.6%
6,901	Apple, Inc.	1,872,586
	Tobacco — 0.8%
8,237	Altria Group, Inc.	598,418
	Trading Companies & Distributors — 0.5%
332	W.W. Grainger, Inc.	385,568
	Wireless Telecommunication Services — 0.4%
1,414	T-Mobile US, Inc.	276,437
	Total Common Stocks	72,344,055
	(Cost $67,111,652)
MONEY MARKET FUNDS — 0.3%
193,374	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	193,374
	(Cost $193,374)

	Total Investments — 100.0%	72,537,429
	(Cost $67,305,026)
	Net Other Assets and Liabilities — 0.0%	2,089
	Net Assets — 100.0%	$72,539,518

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$72,344,055	$72,344,055	$—	$—
Money Market Funds	193,374	193,374	—	—
Total Investments	$72,537,429	$72,537,429	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.4%
	Australia — 8.5%
2,906	ASX Ltd. (AUD) (c)	$127,328
9,445	Coles Group Ltd. (AUD) (c)	150,534
26,449	Lottery (The) Corp., Ltd. (AUD) (c)	105,878
36,294	Medibank Pvt., Ltd. (AUD) (c)	123,411
2,528	National Australia Bank Ltd. (AUD) (c)	73,129
55,129	Scentre Group (AUD) (c)	148,142
31,112	Stockland (AUD) (c)	91,242
90,882	Telstra Group Ltd. (AUD) (c)	349,033
63,837	Vicinity Ltd. (AUD) (c)	116,085
1,570	Wesfarmers Ltd. (AUD) (c)	83,402
2,904	Westpac Banking Corp. (AUD) (c)	81,244
		1,449,428
	Belgium — 2.4%
1,968	Ageas S.A./N.V. (EUR) (c)	154,222
1,145	Anheuser-Busch InBev S.A. / N.V. (EUR) (c)	86,518
1,882	Groupe Bruxelles Lambert N.V. (EUR) (c)	175,810
		416,550
	Bermuda — 0.7%
13,796	CK Infrastructure Holdings Ltd. (HKD) (c)	116,143
	Cayman Islands — 0.5%
14,832	CK Asset Holdings Ltd. (HKD) (c)	93,431
	Denmark — 2.0%
621	Carlsberg A/S, Class B (DKK) (c)	84,138
665	Coloplast A/S, Class B (DKK) (c)	41,080
9,140	Tryg A/S (DKK) (c)	219,621
		344,839
	France — 8.7%
667	Air Liquide S.A. (EUR) (c)	143,499
2,284	AXA S.A. (EUR) (c)	110,101
827	BioMerieux (EUR) (c)	69,787
27,932	Bollore SE (EUR) (c)	176,378
1,380	Bouygues S.A. (EUR) (c)	81,613
3,555	Bureau Veritas S.A. (EUR) (c)	108,938
4,478	Carrefour S.A. (EUR) (c)	89,273
1,197	Gecina S.A. (EUR) (c)	101,200
7,583	Getlink SE (EUR)	169,720
5,181	Klepierre S.A. (EUR) (c)	209,915
1,113	TotalEnergies SE (EUR) (c)	103,480
2,790	Veolia Environnement S.A. (EUR) (c)	117,987
		1,481,891
Shares	Description	Value

	Germany — 5.6%
348	Allianz SE (EUR) (c)	$158,943
2,114	Deutsche Telekom AG (EUR) (c)	68,284
989	DHL Group (EUR) (c)	58,563
4,574	E.ON SE (EUR)	101,407
878	GEA Group AG (EUR) (c)	60,039
354	Hannover Rueck SE (EUR) (c)	106,963
1,536	Henkel AG & Co. KGaA (EUR) (c)	105,855
173	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (c)	103,484
1,241	Siemens Healthineers AG (EUR) (c) (d) (e)	50,886
680	Talanx AG (EUR) (c)	88,632
2,336	Vonovia SE (EUR) (c)	62,940
		965,996
	Hong Kong — 7.1%
15,000	BOC Hong Kong Holdings Ltd. (HKD) (c)	86,283
35,230	CLP Holdings Ltd. (HKD) (c)	338,748
344,594	Hong Kong & China Gas Co., Ltd. (HKD) (c)	319,033
23,488	Link REIT (HKD) (c)	118,269
31,612	MTR Corp., Ltd. (HKD) (c)	135,083
14,850	Power Assets Holdings Ltd. (HKD) (c)	122,722
58,645	Sino Land Co., Ltd. (HKD) (c)	94,041
		1,214,179
	Ireland — 0.4%
779	Kerry Group PLC, Class A (EUR) (c)	66,019
	Italy — 5.0%
3,568	Eni S.p.A. (EUR) (c)	100,890
2,843	Generali (EUR) (c)	127,401
8,010	Italgas S.p.A. (EUR) (c)	96,760
5,703	Poste Italiane S.p.A. (EUR) (c) (d) (e)	151,381
1,527	Recordati Industria Chimica e Farmaceutica S.p.A. (EUR) (c)	89,158
23,214	Snam S.p.A. (EUR) (c)	183,053
8,586	Terna-Rete Elettrica Nazionale (EUR) (c)	103,275
		851,918
	Japan — 15.0%
3,600	ANA Holdings, Inc. (JPY) (c)	59,826
8,700	Asahi Group Holdings Ltd. (JPY) (c)	85,657
2,400	Bridgestone Corp. (JPY) (c)	49,875

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
2,000	Canon, Inc. (JPY) (c)	$51,453
2,200	Chubu Electric Power Co., Inc. (JPY) (c)	37,837
4,600	Daito Trust Construction Co., Ltd. (JPY) (c)	103,468
3,800	Daiwa House Industry Co., Ltd. (JPY) (c)	115,942
2,600	East Japan Railway Co. (JPY) (c)	56,755
2,400	Hankyu Hanshin Holdings, Inc. (JPY) (c)	69,574
7,200	Hulic Co., Ltd. (JPY) (c)	81,205
2,600	Japan Tobacco, Inc. (JPY) (c)	96,862
2,900	JFE Holdings, Inc. (JPY) (c)	31,849
2,900	Kao Corp. (JPY) (c)	108,065
5,400	KDDI Corp. (JPY) (c)	88,368
3,900	Kirin Holdings Co., Ltd. (JPY) (c)	61,499
2,400	MatsukiyoCocokara & Co. (JPY)	35,045
10,600	Mitsubishi HC Capital, Inc. (JPY) (c)	96,281
1,200	Mitsui OSK Lines Ltd. (JPY) (c)	45,329
1,800	Nippon Yusen KK (JPY) (c)	64,690
197,900	NTT, Inc. (JPY) (c)	192,767
1,100	Osaka Gas Co., Ltd. (JPY) (c)	39,527
3,000	Otsuka Corp. (JPY)	55,543
3,000	Secom Co., Ltd. (JPY)	109,993
3,600	Sekisui Chemical Co., Ltd. (JPY) (c)	55,166
4,600	Sekisui House Ltd. (JPY) (c)	100,160
1,700	Shimadzu Corp. (JPY) (c)	39,517
164,800	SoftBank Corp. (JPY) (c)	231,951
3,900	Suntory Beverage & Food Ltd. (JPY) (c)	112,392
2,500	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	83,582
10,400	Tokyu Corp. (JPY) (c)	110,599
5,300	West Japan Railway Co. (JPY) (c)	95,938
		2,566,715
	Multi-National — 0.6%
793	Unibail-Rodamco-Westfield (EUR) (c) (f)	96,276
	Netherlands — 4.9%
2,509	ASR Nederland N.V. (EUR) (c)	190,583
1,341	Ferrovial SE (EUR) (c)	92,089
1,349	Heineken Holding N.V. (EUR) (c)	95,862
1,218	Heineken N.V. (EUR) (c)	94,821
2,103	Koninklijke Ahold Delhaize N.V. (EUR)	98,777
Shares	Description	Value

	Netherlands (Continued)
22,281	Koninklijke KPN N.V. (EUR) (c)	$119,149
1,602	NN Group N.V. (EUR) (c)	140,230
		831,511
	New Zealand — 1.7%
23,608	Auckland International Airport Ltd. (NZD)	115,058
32,128	Contact Energy Ltd. (NZD)	180,307
		295,365
	Norway — 2.0%
2,737	DNB Bank ASA (NOK) (c)	82,885
2,843	Gjensidige Forsikring ASA (NOK) (c)	79,863
9,305	Orkla ASA (NOK) (c)	114,768
4,157	Telenor ASA (NOK)	68,426
		345,942
	Singapore — 10.5%
165,900	CapitaLand Ascendas REIT (SGD) (c)	326,071
161,600	CapitaLand Integrated Commercial Trust (SGD) (c)	300,983
58,200	CapitaLand Investment Ltd. (SGD) (c)	127,640
3,930	DBS Group Holdings Ltd. (SGD) (c)	181,215
11,000	Oversea-Chinese Banking Corp., Ltd. (SGD) (c)	189,779
24,700	Singapore Airlines Ltd. (SGD) (c)	122,332
5,900	Singapore Exchange Ltd. (SGD) (c)	100,882
19,300	Singapore Telecommunications Ltd. (SGD) (c)	69,901
7,300	United Overseas Bank Ltd. (SGD) (c)	207,897
56,400	Wilmar International Ltd. (SGD) (c)	160,874
		1,787,574
	Spain — 3.1%
2,134	Aena SME S.A. (EUR) (c) (d) (e)	58,285
6,941	Iberdrola S.A. (EUR) (c)	162,727
12,485	Mapfre S.A. (EUR) (c)	61,118
3,585	Naturgy Energy Group S.A. (EUR)	112,678
8,035	Redeia Corp. S.A. (EUR)	140,512
		535,320
	Sweden — 5.3%
1,489	Alfa Laval AB (SEK) (c)	89,607
2,149	Assa Abloy AB, Class B (SEK) (c)	82,710

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
3,758	Essity AB, Class B (SEK)	$99,519
1,558	Industrivarden AB, Class A (SEK) (c)	82,770
1,642	Industrivarden AB, Class C (SEK) (c)	86,395
2,491	Investor AB, Class B (SEK) (c)	101,099
1,570	L E Lundbergforetagen AB, Class B (SEK) (c)	91,004
5,411	Securitas AB, Class B (SEK) (c)	90,813
5,822	Svenska Handelsbanken AB, Class A (SEK) (c)	82,730
17,519	Telia Co., AB (SEK)	91,572
		898,219
	Switzerland — 6.8%
1,088	Banque Cantonale Vaudoise (CHF) (c)	171,441
115	Geberit AG (CHF) (c)	77,713
327	Helvetia Baloise Holding AG (CHF) (c)	89,658
748	Nestle S.A. (CHF) (c)	75,727
561	Novartis AG (CHF) (c)	82,910
235	Schindler Holding AG (CHF) (c)	82,161
799	SGS S.A. (CHF) (c)	86,572
112	Swiss Life Holding AG (CHF) (c)	131,500
795	Swiss Prime Site AG (CHF) (c)	137,770
150	Swisscom AG (CHF) (c)	126,874
133	Zurich Insurance Group AG (CHF) (c)	92,730
		1,155,056
	United Kingdom — 7.6%
931	Coca-Cola Europacific Partners PLC	88,045
16,112	Haleon PLC (GBP) (c)	74,403
16,628	J Sainsbury PLC (GBP) (c)	74,301
26,771	M&G PLC (GBP) (c)	110,028
9,362	National Grid PLC (GBP) (c)	167,585
1,881	Reckitt Benckiser Group PLC (GBP) (c)	119,685
2,509	Severn Trent PLC (GBP) (c)	111,534
2,216	Shell PLC (GBP) (c)	100,754
3,456	Smiths Group PLC (GBP) (c)	119,321
8,769	Standard Life PLC (GBP) (c)	90,216
2,092	Unilever PLC (GBP) (c)	121,995
6,352	United Utilities Group PLC (GBP) (c)	125,974
		1,303,841
	Total Common Stocks	16,816,213
	(Cost $15,047,444)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
54,819	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	$54,819
	(Cost $54,819)

	Total Investments — 98.7%	16,871,032
	(Cost $15,102,263)
	Net Other Assets and Liabilities — 1.3%	216,853
	Net Assets — 100.0%	$17,087,885

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2026, securities noted
as such are valued at $15,349,611 or 89.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of April 30, 2026.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	25.8%
Utilities	15.3
Real Estate	13.8
Industrials	13.6
Consumer Staples	13.2
Communication Services	8.3
Health Care	2.9
Energy	2.9
Consumer Discretionary	2.0
All Other	2.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	31.1%
JPY	15.2
SGD	10.6
AUD	8.6
HKD	8.4
GBP	7.2
CHF	6.8
SEK	5.3
NOK	2.1
DKK	2.0
NZD	1.8
USD	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$1,481,891	$169,720	$1,312,171	$—
Germany	965,996	101,407	864,589	—
Japan	2,566,715	200,581	2,366,134	—
Netherlands	831,511	98,777	732,734	—
New Zealand	295,365	295,365	—	—
Norway	345,942	68,426	277,516	—
Spain	535,320	253,190	282,130	—
Sweden	898,219	191,091	707,128	—
United Kingdom	1,303,841	88,045	1,215,796	—
Other Country Categories*	7,591,413	—	7,591,413	—
Money Market Funds	54,819	54,819	—	—
Total Investments	$16,871,032	$1,521,421	$15,349,611	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.7%
2,409	Hexcel Corp.	$226,133
	Automobile Components — 1.6%
2,235	Autoliv, Inc.	259,104
10,341	Gentex Corp.	238,980
		498,084
	Banks — 4.6%
2,515	City Holding Co.	309,244
3,374	Commerce Bancshares, Inc.	175,549
994	Cullen/Frost Bankers, Inc.	144,061
7,988	First Commonwealth Financial Corp.	147,059
4,696	Hilltop Holdings, Inc.	176,898
5,717	Home BancShares, Inc.	153,616
10,470	Northwest Bancshares, Inc.	144,800
2,009	Prosperity Bancshares, Inc.	139,927
		1,391,154
	Building Products — 0.8%
1,467	Armstrong World Industries, Inc.	249,962
	Capital Markets — 0.5%
1,745	SEI Investments Co.	158,237
	Chemicals — 3.5%
1,842	Balchem Corp.	297,704
3,682	Innospec, Inc.	280,790
342	NewMarket Corp.	231,062
2,552	RPM International, Inc.	260,023
		1,069,579
	Commercial Services & Supplies — 2.4%
5,219	ABM Industries, Inc.	212,935
788	Clean Harbors, Inc. (a)	246,392
1,594	MSA Safety, Inc.	265,226
		724,553
	Construction & Engineering — 1.7%
2,170	AECOM	182,497
2,342	Granite Construction, Inc.	321,018
		503,515
	Consumer Finance — 0.4%
520	FirstCash Holdings, Inc.	113,474
	Consumer Staples Distribution & Retail — 1.3%
11,704	Albertsons Cos., Inc., Class A	197,212
2,249	BJ’s Wholesale Club Holdings, Inc. (a)	211,159
		408,371
Shares	Description	Value

	Containers & Packaging — 3.0%
2,192	AptarGroup, Inc.	$271,107
2,372	Crown Holdings, Inc.	233,191
5,134	Silgan Holdings, Inc.	208,184
4,121	Sonoco Products Co.	205,885
		918,367
	Diversified Consumer Services — 1.8%
1,141	Grand Canyon Education, Inc. (a)	192,909
4,291	Service Corp. International	347,700
		540,609
	Diversified REITs — 1.9%
2,338	American Assets Trust, Inc.	48,490
4,676	Essential Properties Realty Trust, Inc.	146,967
4,675	Global Net Lease, Inc.	44,693
4,574	WP Carey, Inc.	333,582
		573,732
	Electric Utilities — 4.6%
3,214	IDACORP, Inc.	474,836
12,982	OGE Energy Corp.	633,522
501	Otter Tail Corp.	44,709
4,424	Portland General Electric Co.	229,738
		1,382,805
	Electronic Equipment, Instruments & Components — 1.7%
1,325	Arrow Electronics, Inc. (a)	248,875
3,186	Avnet, Inc.	262,877
		511,752
	Entertainment — 1.4%
606	Madison Square Garden Sports Corp. (a)	207,531
7,372	Warner Music Group Corp., Class A	208,406
		415,937
	Financial Services — 2.7%
3,963	Enact Holdings, Inc.	169,339
3,420	Essent Group Ltd.	206,979
5,525	MGIC Investment Corp.	146,302
3,630	NMI Holdings, Inc. (a)	140,517
4,042	Radian Group, Inc.	144,825
		807,962
	Food Products — 5.0%
6,042	Fresh Del Monte Produce, Inc.	253,099
4,988	Ingredion, Inc.	557,359
2,325	J & J Snack Foods Corp.	205,204

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,688	Marzetti (The) Company	$219,913
2,557	Post Holdings, Inc. (a)	267,846
		1,503,421
	Gas Utilities — 5.6%
823	Chesapeake Utilities Corp.	103,797
2,082	MDU Resources Group, Inc.	46,907
1,260	National Fuel Gas Co.	106,319
5,469	New Jersey Resources Corp.	307,959
3,986	Northwest Natural Holding Co.	211,258
4,025	ONE Gas, Inc.	359,110
1,552	Southwest Gas Holdings, Inc.	145,966
3,448	Spire, Inc.	314,389
2,595	UGI Corp.	93,654
		1,689,359
	Health Care Providers & Services — 2.3%
500	Chemed Corp.	212,490
2,850	Encompass Health Corp.	285,000
1,138	Ensign Group (The), Inc.	212,453
		709,943
	Health Care REITs — 1.9%
842	American Healthcare REIT, Inc.	42,757
1,176	CareTrust REIT, Inc.	46,393
4,635	Healthcare Realty Trust, Inc.	86,674
6,748	LTC Properties, Inc.	257,909
2,344	Omega Healthcare Investors, Inc.	110,098
2,129	Sabra Health Care REIT, Inc.	43,985
		587,816
	Hotel & Resort REITs — 0.2%
3,756	Apple Hospitality REIT, Inc.	50,593
	Hotels, Restaurants & Leisure — 1.1%
2,810	Monarch Casino & Resort, Inc.	333,519
	Household Products — 1.5%
10,947	Reynolds Consumer Products, Inc.	229,559
1,016	WD-40 Co.	213,319
		442,878
	Independent Power and Renewable Electricity Producers — 0.2%
398	Ormat Technologies, Inc.	45,730
	Industrial REITs — 1.1%
512	EastGroup Properties, Inc.	103,014
730	First Industrial Realty Trust, Inc.	45,267
940	LXP Industrial Trust	47,865
1,274	Rexford Industrial Realty, Inc.	45,724
Shares	Description	Value

	Industrial REITs (Continued)
1,536	STAG Industrial, Inc.	$59,259
706	Terreno Realty Corp.	46,031
		347,160
	Insurance — 8.4%
1,969	American Financial Group, Inc.	262,409
3,415	Assured Guaranty Ltd.	279,688
3,237	CNO Financial Group, Inc.	143,885
3,296	Employers Holdings, Inc.	138,827
2,580	Fidelity National Financial, Inc.	134,934
1,870	First American Financial Corp.	131,143
1,669	Hanover Insurance Group (The), Inc.	313,255
5,329	Horace Mann Educators Corp.	242,150
4,115	Old Republic International Corp.	164,394
598	Primerica, Inc.	168,199
639	Reinsurance Group of America, Inc.	135,123
426	RenaissanceRe Holdings Ltd.	130,769
3,305	RLI Corp.	171,100
1,791	Unum Group	143,961
		2,559,837
	Machinery — 4.4%
2,731	Donaldson Co., Inc.	240,792
2,335	Franklin Electric Co., Inc.	233,944
4,883	Graco, Inc.	391,958
1,060	ITT, Inc.	227,200
841	Watts Water Technologies, Inc., Class A	252,435
		1,346,329
	Media — 0.9%
3,368	New York Times (The) Co., Class A	266,173
	Metals & Mining — 1.1%
953	Reliance, Inc.	345,462
	Mortgage REITs — 6.8%
14,130	Annaly Capital Management, Inc.	323,577
21,521	Apollo Commercial Real Estate Finance, Inc.	235,440
9,132	ARMOUR Residential REIT, Inc.	160,175
13,002	Blackstone Mortgage Trust, Inc., Class A	246,908
36,093	Ellington Financial, Inc.	478,232
11,080	PennyMac Mortgage Investment Trust	134,955
27,026	Starwood Property Trust, Inc.	496,197
		2,075,484

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 1.4%
7,127	Avista Corp.	$292,920
1,718	Black Hills Corp.	129,348
		422,268
	Office REITs — 1.1%
5,695	COPT Defense Properties	177,969
1,927	Cousins Properties, Inc.	49,350
1,996	Easterly Government Properties, Inc.	46,726
2,047	Highwoods Properties, Inc.	49,763
		323,808
	Oil, Gas & Consumable Fuels — 2.5%
16,165	Antero Midstream Corp.	353,367
2,660	DT Midstream, Inc.	393,653
		747,020
	Pharmaceuticals — 1.6%
9,359	Innoviva, Inc. (a)	215,163
4,952	Prestige Consumer Healthcare, Inc. (a)	278,897
		494,060
	Professional Services — 1.6%
1,496	FTI Consulting, Inc. (a)	268,233
3,420	Korn Ferry	227,225
		495,458
	Residential REITs — 1.3%
2,562	American Homes 4 Rent, Class A	81,574
4,370	Equity LifeStyle Properties, Inc.	276,577
2,777	Independence Realty Trust, Inc.	45,293
		403,444
	Retail REITs — 6.5%
2,179	Acadia Realty Trust	47,110
5,562	Agree Realty Corp.	428,886
3,421	Brixmor Property Group, Inc.	102,938
1,655	Curbline Properties Corp.	45,678
2,097	Getty Realty Corp.	69,453
4,020	Kite Realty Group Trust	105,163
10,121	NNN REIT, Inc.	443,199
15,946	Phillips Edison & Co., Inc.	640,471
1,249	Tanger, Inc.	46,313
2,557	Urban Edge Properties	56,049
		1,985,260
	Software — 1.0%
4,926	Dolby Laboratories, Inc., Class A	315,954
	Specialized REITs — 2.9%
1,136	CubeSmart	45,985
784	EPR Properties	43,755
Shares	Description	Value

	Specialized REITs (Continued)
16,872	Four Corners Property Trust, Inc.	$431,417
4,084	Gaming and Leisure Properties, Inc.	197,910
327	Lamar Advertising Co., Class A	45,074
1,419	National Storage Affiliates Trust	60,393
2,175	Rayonier, Inc.	46,132
		870,666
	Specialty Retail — 1.0%
1,702	Penske Automotive Group, Inc.	291,927
	Tobacco — 1.0%
5,529	Universal Corp.	296,244
	Trading Companies & Distributors — 2.1%
2,032	GATX Corp.	398,109
2,458	MSC Industrial Direct Co., Inc., Class A	251,380
		649,489
	Water Utilities — 0.7%
1,837	American States Water Co.	138,308
971	California Water Service Group	41,015
745	H2O America	41,861
		221,184
	Total Common Stocks	30,314,712
	(Cost $27,437,670)
MONEY MARKET FUNDS — 0.2%
59,488	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	59,488
	(Cost $59,488)

	Total Investments — 100.0%	30,374,200
	(Cost $27,497,158)
	Net Other Assets and Liabilities — 0.0%	11,321
	Net Assets — 100.0%	$30,385,521

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$30,314,712	$30,314,712	$—	$—
Money Market Funds	59,488	59,488	—	—
Total Investments	$30,374,200	$30,374,200	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.